Other assets and other liabilities	12 Months Ended
Dec. 31, 2014
Other assets and other liabilities
22 Other assets and other liabilities
end of	2014	2013
Other assets (CHF million)
Cash collateral on derivative instruments	10,905	8,359
Cash collateral on non-derivative transactions	3,238	1,412
Derivative instruments used for hedging	1,539	2,062
Assets held-for-sale	26,544	19,306
of which loans [1]	25,911	18,914
of which real estate	535	392
of which long-lived assets	98	0
Assets held for separate accounts	5,650	11,236
Interest and fees receivable	6,237	4,859
Deferred tax assets	6,077	6,185
Prepaid expenses	517	552
Failed purchases	3,138	2,365
Other	6,713	6,729
Other assets	70,558	63,065
Other liabilities (CHF million)
Cash collateral on derivative instruments	17,043	11,663
Cash collateral on non-derivative transactions	797	955
Derivative instruments used for hedging	469	384
Provisions	1,358	2,641
of which off-balance sheet risk	103	60
Liabilities held for separate accounts	5,650	11,236
Interest and fees payable	6,531	5,641
Current tax liabilities	821	864
Deferred tax liabilities	47	394
Failed sales	1,313	2,396
Other	16,941	15,273
Other liabilities	50,970	51,447
1
Included as of December 31, 2014 and 2013 were CHF  1,103 million and CHF 1,778 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF  226 million and CHF 769 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP.

Bank
Other assets and other liabilities
21 Other assets and other liabilities
end of	2014	2013
Other assets (CHF million)
Cash collateral on derivative instruments	10,909	8,359
Cash collateral on non-derivative transactions	3,238	1,412
Derivative instruments used for hedging	1,539	2,062
Assets held-for-sale	26,544	19,306
of which loans [1]	25,911	18,914
of which real estate	535	392
of which long-lived assets	98	0
Assets held for separate accounts	5,650	11,236
Interest and fees receivable	6,229	4,838
Deferred tax assets	6,064	6,176
Prepaid expenses	511	568
Failed purchases	3,138	2,365
Other	6,689	5,245
Other assets	70,511	61,567
Other liabilities (CHF million)
Cash collateral on derivative instruments	16,776	11,664
Cash collateral on non-derivative transactions	797	955
Derivative instruments used for hedging	469	384
Provisions [2]	1,347	2,630
of which off-balance sheet risk	102	59
Liabilities held for separate accounts	5,650	11,236
Interest and fees payable	6,465	5,576
Current tax liabilities	782	820
Deferred tax liabilities	33	80
Failed sales	1,313	2,396
Other	17,016	15,359
Other liabilities	50,648	51,100
1
Included as of December 31, 2014 and 2013 were CHF 1,103 million and CHF 1,778 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 226 million and CHF 769 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP.

2 Includes provisions for bridge commitments.